Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ (4,051)	$ (1,772)	$ (3,954)
Deferred	(18,606)	1,870	(4,854)
Income tax (expense) recovery	$ (22,657)	$ 98	$ (8,808)